ING Life Insurance and Annuity Company and its Variable Annuity Account B

Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation

Supplement dated August 20, 2007 to the Contract Prospectus,

Contract Prospectus Summary and Statement of Additional Information,

each dated April 30, 2007, as supplemented

This supplement updates certain information contained in your current variable annuity Contract Prospectus, Contract Prospectus Summary and Statement of Additional Information (SAI). Please read it carefully and keep it with your current variable annuity Contract Prospectus, Contract Prospectus Summary and SAI for future reference.

1.

Effective October 1, 2007, the principal executive office of ING Life Insurance and Annuity Company, the issuer of your variable annuity contract, and ING Financial Advisers, LLC, the principal underwriter and distributor of your variable annuity contract, is changed to the following:

One Orange Way Windsor, CT 06095-4774

Accordingly, effective October 1, 2007, all references to these executive offices in your Contract Prospectus, Contract Prospectus Summary, and SAI are changed to the above address.

In addition, effective September 4, 2007, the address for sending administrative requests regarding your contract is changed to the following:

ING

USFS Customer Service Defined Contribution Administration

P.O. Box 990063

Hartford, CT 06199-0063

You should send all future administrative requests to this address. Accordingly, also effective September 4, 2007, all references to any different administrative address in your Contract Prospectus, Contract Prospectus Summary, and SAI are changed to the above address.

2.

Effective August 20, 2007, ING Davis Venture Value Portfolio will change its name to ING Davis New York Venture Portfolio. Accordingly, effective August 20, 2007, all references to ING Davis Venture Value Portfolio in the Contract Prospectus, Contract Prospectus Summary and SAI are deleted and replaced with ING Davis New York Venture Portfolio.

3.

Effective July 30, 2007 the National Association of Securities Dealers, Inc. (NASD) was consolidated into the Financial Industry Regulatory Authority (FINRA). Accordingly, all references in your Contract Prospectus, Contract Prospectus Summary and SAI to the National Association of Securities Dealers, Inc. and NASD are deleted and replaced with the Financial Industry Regulatory Authority and FINRA, respectively.

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial Advisers, LLC (Member SIPC), 151 Farmington Avenue, Hartford, CT 06156, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V. Insurance obligations are the responsibility of each individual company.

X.75996-07C	August 2007